SUBSEQUENT EVENTS - Approval at AGM of payment of dividends (Details) R$ in Thousands	1 Months Ended
Apr. 30, 2022 BRL (R$)
SUBSEQUENT EVENTS
Amount of proposal for the payment of dividends	R$ 1,340,958